Financial Liabilities at FVTPL (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities at FVTPL [Abstract]
Schedule of Financial Liabilities at FVTPL
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Warrants issued by the Company	—	—	2,430
Warrants issued by TGE SPAC	—	—	2,665
	—	—	5,095
Shown as:
– current liabilities	—	—	2,430
– non-current liabilities	—	—	2,665
	—	—	5,095